CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Mar. 31, 2010	$ (608,450)	$ 791	$ 308,584	$ (917,825)
Balance, shares at Mar. 31, 2010		7,909,375
Share based compensation	560,880		560,880
Common stock issued for services	151,400
Stock issued during period for services	365,500	12	365,488
Stock issued during period for services, shares		122,813
Warrants issued for services
Beneficial conversion feature on notes payable	107,000		107,000
Net Income (loss)	(6,979,488)			(6,979,498)
Reverse recapitalization transaction	(320,000)	14	(320,014)
Reverse recapitalization transaction, shares		143,375
Common stock issued in Private Placement, net of offering costs		224	4,085,339
Common stock issued in Private Placement, net of offering costs, shares	4,085,563	2,237,500
Warrants issued in Unit offering	(2,182,732)		(2,182,732)
Common shares issued on conversion of related party note payable	687,500	52	687,448
Common shares issued on conversion of related party note payable, shares		515,367
Beneficial conversion feature on related party loan
Retirement of common shares	(151,400)	(4)	(151,396)
Retirement of common shares, shares		(42,056)
Settlement of derivative liabilities
Balance at Mar. 31, 2011	(4,435,637)	1,089	3,460,597	(7,897,323)
Balance, shares at Mar. 31, 2011	10,886,374	10,886,374
Share based compensation	356,702		356,702
Common stock issued for services
Stock issued during period for services	184,000	2	183,998
Stock issued during period for services, shares		16,849
Warrants issued for services	132,707		132,707
Warrants issued for asset acquisition	162,192		162,192
Common shares issued for assets acquisition	500,000	25	499,975
Common shares issued for assets acquisition, shares		250,000
Beneficial conversion feature on notes payable	243,711		243,711
Net Income (loss)	(8,076,982)			(8,076,982)
Warrants issued with convertible notes	811,447		811,447
Common stock issued in Private Placement, net of offering costs		29	914,071
Common stock issued in Private Placement, net of offering costs, shares	914,100	292,500
Warrants issued in Unit offering	(27,647,425)		(26,353,122)	(1,294,303)
Common shares issued on conversion of related party note payable	107,000	13
Common shares issued on conversion of related party note payable, shares		133,750	106,987
Beneficial conversion feature on related party loan	243,711
Settlement of derivative liabilities	13,323		13,323
Common shares issued in Unit offering, net of Offering cost	10,894,253	1,563	10,892,690
Common shares issued in Unit offering, net of Offering cost, shares		15,625,945
Placement Agent consideration For Unit offering		10	(10)
Placement Agent consideration For Unit offering, shares		100,000
Common shares issued on conversion of notes payable in Unit offering	4,980,763	404	4,980,359
Common shares issued on conversion of notes payable in Unit offering, shares		4,041,563
Cashless exercise of Placement Agent warrants	3,594,435	33	3,594,402
Cashless exercise of Placement Agent warrants, shares		331,303
Shares issued under repricing agreement		29	(29)
Shares issued under repricing agreement, shares		292,500
Balance at Mar. 31, 2012	(17,265,411)	3,197		(17,268,908)
Balance, shares at Mar. 31, 2012	31,970,784	31,970,784
Share based compensation	135,108		135,108
Common stock issued for services	229,997	15	229,982
Common stock issued for services, shares		150,000
Warrants issued for services	(1,331)		(1,331)
Common shares issued for assets acquisition	257,500	25	257,475
Common shares issued for assets acquisition, shares		250,000
Warrants issued for asset acquisition, including warrant modification	241,880		241,880
Beneficial conversion feature on notes payable	533,032		533,032
Net Income (loss)	2,185,047			2,185,047
Beneficial conversion feature on related party loan	533,032
Balance at Sep. 30, 2012	$ (13,684,178)	$ 3,237	$ 1,396,146	$ (15,083,561)
Balance, shares at Sep. 30, 2012	32,370,784	32,370,784